Debt Securities	12 Months Ended
Dec. 31, 2025
Disclosure of Unsubordinated Debt Securities Outstanding [Abstract]
Debt Securities

NOTE 27. DEBT SECURITIES
The following is a breakdown of the Global Programs for the Issuance of Debt securities outstanding:

Company	Authorized Amount(*)		Type of Debt Securities	Program Term	Approval Date by Shareholders’ Meeting	CNV Approval
Grupo Financiero Galicia S.A.	US$	100,000	Simple debt securities not convertible into shares	5 years	03.09.09 confirmed on 08.02.12	Resolution No. 16113 dated 04.29.09 and extended by Resolution No. 17343 dated 05.08.14, Provision No. DI-2019-63-APN-GE#CNV dated 08.06.19 and Provision No. DI-2024-47-APN-GE#CNV dated 06.18.24. Authorization of Increase, Resolution No. 17,064 dated 04.25.13.
Banco de Galicia y Buenos Aires S.A.	US$	2,100,000	Simple debt securities, not convertible into shares, subordinated or not, to be adjusted or not, secured or unsecured.	5 years	04.28.05, 04.14.10, 04.29.15, 11.09.16, 04.28.20 and 03.25.25	Resolution No. 15228 dated 11.04.05 and extended through Resolution No. 16454 dated 11.11.10 and Resolution No. 17883 dated 11.20.15 and Resolution No. DI-2020-53-APN-GE#CNV dated 11.24.20. Increase of the amount approved by Resolutions No. 17883 dated 11.20.15, No. 18081 dated 06.10.16, No. 18480 dated 01.26.17 and No. 19520 dated 05.17.18.
Banco de Galicia y Buenos Aires S.A.	US$	1,000,000	Simple debt securities not convertible into shares	—	04.25.19	Frequent Issuer Registration No. 11, granted by Resolution No. RESCFC-2019-2055-APN-DIR#CNV, dated 11.13.19 of CNV´s Board of Directors. Decrease in the amount approved by Resolution No. DI-2023-23-APN-GE#CNV dated 05.24.23. Increase in the amount approved by Resolution No. DI-2024-23-APN-GE#CNV dated 04.26.24.
Banco de Galicia y Buenos Aires S.A. (**)	US$	300,000	Simple debt securities, not convertible into shares, subordinated or not, to be adjusted or not, secured or unsecured.	5 years	04.30.07, 05.02.12, 04.24.16, 01.26.17, 12.14.17, 02.28.18 and 04.08.22	Resolution No. 15654 dated 06.14.07 and extended through Resolution No. 16842 dated 06.29.12, Resolution No. 18642 dated 05.04.17 and Resolution No. DI-2022-29-APN-GE#CNV dated 06.03.22. Increase of the amount approved by Resolution No. RESFC-2018-19399-APN-DIR#CNV dated 03.15.18. Decrease in the amount approved by Resolution No. DI-2022-29-APN-GE#CNV dated 06.03.22.
Tarjeta Naranja S.A.U.	US$	1,000,000	Simple debt securities, not convertible into shares	5 years	07.14.05, 03.03.06, 10.31.07, 04.01.11, 03.08.12, 03.19.15 and 04.04.18	Resolution No. 15220 dated 10.26.05 and extended through Resolution No. 17676 dated 05.21.15 and No. DI2020-20-APNGE#CNV dated 03.18.20. Increase of the amount approved by Resolutions No. 15.361 dated 03.23.06, 15.785 dated 11.16.07, 16.571 dated 05.24.11, 16.822 dated 05.23.12 and 19.508 dated 05.10.18.
Tarjeta Naranja S.A.U.	US$	600,000	Simple debt securities, not convertible into shares	—	05.19.22	Frequent Issuer Registration, granted by Resolution No.DI-2022-39-APN-GE#CNV, dated 07.22.22 of CNV´s Board of Directors. Decrease in the amount approved by Resolution No. DI-2024-25-APN-GE#CNV dated 04.26.24.
(*) Or its equivalent in any other currency.
(**) Program arising from the merger with Banco GGAL S.A.
The Company has the following Unsubordinated Debt securities outstanding issued under the Global Programs detailed in the table above as of December 31, 2025, net of repurchases of Own Debt:

Company	Placement Date	Currency	Class N°	Face Value	Term	Maturity Date	Rate		Book Value(*) as of 12.31.25
Banco de Galicia y Bs.As. S.A.	02.06.25	Ps.	XXI	79,786,900	12 months	02.10.26	Tamar +	2.75%	80,147,000
Banco de Galicia y Bs.As. S.A.	04.29.25	Ps.	XXV	53,701,755	12 months	04.30.26	Tamar +	3.50%	52,124,711
Tarjeta Naranja S.A.U.	04.25.25	Ps.	LXIV Serie III	85,072,998	366 days	04.30.26	Tamar +	4.50%	84,698,545
Tarjeta Naranja S.A.U.	08.26.25	Ps.	LXV Serie I	59,967,719	273 days	05.28.26	Tamar +	9.00%	42,975,004
Tarjeta Naranja S.A.U.	11.20.25	Ps.	LXVI Serie I	81,764,469	369 days	11.30.26	Tamar +	4.50%	52,230,444
Banco de Galicia y Bs.As. S.A.	10.03.24	US$	XVI	325,000	48 months	10.10.28		7.75%	478,085,962
Banco de Galicia y Bs.As. S.A.	05.23.25	US$	XXVIII	31,296	367 days	05.29.26		5.90%	45,806,911
Banco de Galicia y Bs.As. S.A.	08.12.25	US$	XXIX	110,915	382 days	08.31.26		6.25%	165,007,864
Banco de Galicia y Bs.As. S.A.	11.12.25	US$	XXX	144,324	381 days	11.30.26		6.00%	199,452,758
Banco de Galicia y Bs.As. S.A.	12.18.25	US$	XXXI	71,864	373 days	12.30.26		5.50%	103,383,135
Tarjeta Naranja S.A.U.	04.25.25	US$	LXIV Serie I	32,684	731 days	04.30.27		7.90%	48,358,880
Tarjeta Naranja S.A.U.	08.26.25	US$	LXV Serie II	95,711	273 days	05.28.26		7.40%	139,988,090
Tarjeta Naranja S.A.U.	11.20.25	US$	LXVI Serie II	90,095	278 days	08.31.26		6.50%	130,081,063
Total									1,622,340,367
(*)    It includes principal and interest.
On June 21, 2018, Banco de Galicia y Buenos Aires S.A. issued the “Green Bond” which was entirely acquired by the International Finance Corporation. The Green Bond is a 7-year facility, with interest payable every six months. The Green Bond has a 36-month grace period in respect of the repayment of principal, followed by payments in 9 installments due every six months. As of December 31, 2025, the Green Bond had been fully redeemed. As of December 31, 2024, its carrying amounted to Ps.9,187,790.
On December 6, 2024, Grupo Financiero Galicia S.A. issued a Negotiable Obligation without public offering in favor of HSBC Latin America B.V. for the amount of US$81,158 (Ps.110,231,859), which was cancelled on February 13, 2025, with the proceeds of the capital increase.
The Company has the following Unsubordinated Debt Securities outstanding issued under the Global Programs detailed in the table above as of December 31, 2024, net of repurchases of Own Debt:

Company	Placement Date	Currency	Class N°	Face Value	Term	Maturity Date		Rate	Book Value(*) as of 12.31.24
Banco de Galicia y Bs.As. S.A.	09.17.24	Ps.	XIV	44,640,963	6 months	02.08.25	Badlar +	4.50%	59,658,928
Banco de Galicia y Bs.As. S.A.	09.17.24	Ps.	XV	42,106,850	6 months	03.31.25	Badlar +	3.95%	61,081,470
Banco de Galicia y Bs.As. S.A.	12.02.24	Ps.	XVIII	23,496,247	152 days	04.30.25		3.00%	30,367,003
Banco de Galicia y Bs.As. S.A.	12.20.24	Ps.	XX	35,088,750	12 months	12.27.25	Tamar +	2.70%	42,137,391
Tarjeta Naranja S.A.U.	02.01.24	Ps.	LXI	35,000,000	366 days	02.05.25	Badlar +	3.50%	47,699,211
Tarjeta Naranja S.A.U.	08.22.24	Ps.	LXII	30,000,000	273 days	05.26.25	Badlar +	5.50%	39,537,686
Banco de Galicia y Bs.As. S.A.	10.03.24	US$	XVI	325,000	48 months	10.10.28		7.75%	442,888,634
Banco de Galicia y Bs.As. S.A.	11.01.24	US$	XVII	83,478	177 days	04.30.25		2.00%	112,109,913
Banco de Galicia y Bs.As. S.A.	12.02.24	US$	XIX	97,749	6 months	06.04.25		4.25%	131,666,835
Tarjeta Naranja S.A.U.	11.21.24	US$	LXIII	179,163	367 days	11.28.25		6.25%	241,426,211
Total									1,208,573,282
(*)    It includes principal and interest.
The repurchases of Own Debt securities as of the indicated dates are as follows:

Company	ON Class	Nominal Value as of 12.31.25	Book Value(*) as of 12.31.25
Banco de Galicia y Bs.As. S.A.	XXI	2,196,696	2,896,590
Banco de Galicia y Bs.As. S.A.	XXV	3,700,000	4,147,417
Banco de Galicia y Bs.As. S.A.	XXX	8,259,529	12,639,947
Banco de Galicia y Bs.As. S.A.	XVI	83	86,423
Banco de Galicia y Bs.As. S.A.	XXVIII	57	82,216
Banco de Galicia y Bs.As. S.A.	XXIX	4,776	377,821
Banco de Galicia y Bs.As. S.A.	XXXI	1,032	1,540,810
Tarjeta Naranja S.A.U.	LXIV	5,120,858	6,188,094
Tarjeta Naranja S.A.U.	LXVI	9,670,050	10,433,324
Tarjeta Naranja S.A.U.	LXV	5,594,958	7,807,681
Total			46,200,323
(*)    It includes principal and interest.

Company	ON Class	Nominal Value as of 12.31.24	Book Value(*) as of 12.31.24
Banco de Galicia y Bs.As. S.A.	XIV	1,700,000	2,434,804
Banco de Galicia y Bs.As. S.A.	XV	330,000	514,204
Banco de Galicia y Bs.As. S.A.	XVI	311	514,523
Banco de Galicia y Bs.As. S.A.	XVII	1,231	1,959,735
Banco de Galicia y Bs.As. S.A.	XIX	881	1,394,592
Banco de Galicia y Bs.As. S.A.	XX	2,250,000	2,959,847
Tarjeta Naranja S.A.U.	LXI	854,376	1,271,189
Tarjeta Naranja S.A.U.	LXII	1,027,871	1,409,677
Tarjeta Naranja S.A.U.	LXIII	848	1,342,460
Total			13,801,031
(*) It includes principal and interest.
Related-party information is disclosed in Note 51.